Short-Term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Nov. 15, 2007
Short-Term Debt (Details) [Line Items]
Principal amount outstanding	$ 5,847		$ 6,296
Medium Term Notes Of Simec [Member]
Short-Term Debt (Details) [Line Items]
Annual rate					10.50%
USD [Member] | Medium Term Notes Of Simec [Member]
Short-Term Debt (Details) [Line Items]
Principal amount outstanding		$ 0.3		$ 0.3